Non-Hedge Derivative Gain (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Reclassification, Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At March 31,	At December 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Text Block]

Movement on bonds

	At March 31,	At March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	24	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.